Fair Value of Financial Instruments and Trading-Related Revenue - Summary of Financial Instruments Designated At Fair Value Through Profit Or Loss (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Fairvalue of financial instruments on balance sheet [line items]
Business and government	$ 239,809	$ 245,662
Deposits	685,631	659,034
Amortized cost	49,970	48,466
Securitization and structured entities' liabilities	25,486	26,889
At fair value [member]
Fairvalue of financial instruments on balance sheet [line items]
Amortized cost	49,810	49,009
Level 1 of fair value hierarchy [member] | At fair value [member]
Fairvalue of financial instruments on balance sheet [line items]
Amortized cost	14,117	18,831
Level 2 of fair value hierarchy [member] | At fair value [member]
Fairvalue of financial instruments on balance sheet [line items]
Amortized cost	35,693	30,178
Not Carried At Fair Value [member] | At fair value [member]
Fairvalue of financial instruments on balance sheet [line items]
Business and government	233,670	239,929
Deposits	663,558	643,156
Amortized cost	49,810	49,009
Securitization and structured entities' liabilities	24,809	27,506
Financial assets at fair value through profit or loss [member]
Fairvalue of financial instruments on balance sheet [line items]
Business and government	5,022	5,306
Financial assets at fair value through profit or loss [member] | Not Carried At Fair Value [member]
Fairvalue of financial instruments on balance sheet [line items]
Deposits	22,665	18,073
Metal Deposits	139	0
Securitization and structured entities' liabilities	855	0
Financial assets at fair value through other comprehensive income [member]
Fairvalue of financial instruments on balance sheet [line items]
Business and government	$ 134	$ 51